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NATIONWIDE LIFE INSURANCE COMPANY                              [NATIONWIDE LOGO]
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220


April 12, 1999

VIA EDGAR

The United States Securities
    and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:  Nationwide VA Separate Account-C
          Nationwide Life and Annuity Insurance Company
          File No. 33-66496
          CIK No. 0000909833


Ladies and Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account which became effective April 8, 1999.

Please contact the undersigned (614) 249-0293 with any questions regarding this filing.


Sincerely,


/s/ Paige L. Ryan, Esq.

Paige L. Ryan, Esq.
Compliance Analyst

cc:  Mr. Kevin Kirchoff
     Branch Chief
     Stop 5-6
     Office of Insurance Products and Legal Compliance

     Ms. Lorna MacLeod
     Stop 5-6
     Office of Insurance Products and Legal Compliance